UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

BNY Mellon State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/2022

FORM N-CSR

Item 1. Reports to Stockholders.

BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund

ANNUAL REPORT April 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021, through April 30, 2022, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers employed by the fund’s sub-adviser, Insight North America LLC

Market and Fund Performance Overview

For the 12-month period ended April 30, 2022, Class A shares of BNY Mellon Connecticut Fund (the “fund”), a series of BNY Mellon Municipal Bond Funds, produced a total return of −7.62%, Class C shares returned −8.32%, Class I shares returned −7.30%, Class Y shares returned −7.47% and Class Z shares returned −7.37%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Connecticut, achieved a total return of −7.88% for the same period.2

Municipal bonds were hindered by inflation and monetary policy concerns. The fund’s performance relative to the Index, was primarily due to the strong performance of Connecticut bonds generally. Positioning in transportation bonds and water & sewer bonds was also beneficial.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by the fund’s sub-adviser, Insight North America LLC (“INA”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by INA. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Markets Hindered by Inflation and Rising Rates

Fixed-income markets posted a negative performance during the reporting period, which was driven by intermittent concerns about the pandemic, worries about rising inflation, Russia’s invasion of Ukraine and an increase in the federal funds rate by the Federal Reserve (the “Fed”).

Early in the reporting period, the municipal bond market continued to benefit from policies put in place in response to the COVID-19 pandemic, including support from the federal government. This, and a number of other factors, produced strong inflows to the market.

The fiscal health of issuers has also been supported by a strengthening economy. During much of the pandemic, real estate and income tax collections failed to decline as much as predicted, and progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely able to work from home. Strong stock market returns also boosted revenues from capital gains taxes.

Later in the reporting period, however, a number of headwinds emerged. As oil prices rose, and inflation measures reached multi-decade highs, the outlook for inflation shifted away from the view that pricing pressures were “transitory.” In addition, investors began to anticipate that the Fed would move to a policy of tightening. The Fed began tapering its bond purchases in November 2021 and accelerated the tapering in December 2021. Fed officials also signaled that short-term interest rates would be raised, and in March 2022, they did raise the federal funds rate by 25 basis points.

Historically, municipal bonds have been perceived as a safe haven from turmoil in fixed-income markets. But the persistence of higher-than-expected inflation, combined with measures from the Fed to combat it, led to significant outflows from municipal bond mutual funds, especially late in the reporting period. The need for fund managers to meet redemptions only added to the downward momentum. In addition, the latter part of the period was characterized by volatility stemming from these headwinds as well as the war in Ukraine.

While these headwinds have hindered returns in the near term, credit fundamentals remain strong. In addition, the market turmoil has resulted in more attractive valuations in many segments of the market, creating the potential for outperformance in the future.

Nevertheless, with the increase in the federal funds rate, market participants became concerned about whether the Fed’s policy was appropriate. Investors worried about the Fed’s ability to achieve a “soft landing,” quelling inflation without producing a recession.

Connecticut has held up well because of the nature of its workforce, which is concentrated in the financial services sector. Strong stock market returns also benefited tax revenues as capital gains were significant. The state has taken advantage of strong tax revenue flows to bolster its “rainy day” fund and has improved the funded status of its pension plan.

Connecticut Bonds Drove Performance

The fund’s relative performance versus the Index was driven primarily by the strong performance of Connecticut municipal bonds relative to the Index. Connecticut bonds performed well largely because of an improvement in the state’s credit fundamentals. Improving fundamentals led to an upgrade in the state’s credit rating earlier in the year, and tax revenues beat projections in 2021. Strong performances by capital markets also helped the state’s pension fund, and the state was able to add to its “rainy day” fund and make supplemental contributions to its pension fund. In the revenue bond sector, the fund’s underweight to transportation bonds and overweight to water & sewer bonds was beneficial. The fund’s duration, which was slightly short of the Index, also contributed positively to returns, as did an overweight to A rated bonds and an underweight to BBB rated bonds. The fund did not make use of derivatives during the reporting period.

On a less positive note, an overweight position in revenue bonds hindered relative performance. Within the revenue bond sector, overweights to the education and hospital

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

segments were particularly detrimental. An underweight to Puerto Rico bonds hampered performance as well, given that these bonds outperformed the Index.

Attractive Valuations and Strong Fundamentals

We remain sanguine about the market. Some volatility is to be expected over the medium-to-long term, but we believe that the Fed’s anticipated rate increases are reflected in current market conditions. In addition, credit fundamentals remain strong, and we have little concern about credit risk in the near term. The market’s recent volatility has also resulted in more attractive valuations, creating more plentiful opportunities.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares, Class I shares and Class Z shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund with a hypothetical investment of $10,000 in the Bloomberg U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in Class A shares, Class C shares, Class I shares and Class Z shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund on 4/30/12 to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is not limited to investments principally in Connecticut municipal obligations. The Index, unlike the fund, covers the U.S. dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (Unaudited) (continued)

Comparison of change in value of a $1,000,000 investment in Class Y shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund with a hypothetical investment of $1,000,000 in the Bloomberg U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment made in Class Y shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund on 4/30/12 to a hypothetical investment of $1,000,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses of the fund’s Class Y shares. The Index is not limited to investments principally in Connecticut municipal obligations. The Index, unlike the fund, covers the U.S. dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 4/30/2022
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.50%)	5/28/87	-11.78%	.09%	1.07%
without sales charge	5/28/87	-7.62%	1.02%	1.54%
Class C shares
with applicable redemption charge†	8/15/95	-9.22%	.23%	.76%
without redemption	8/15/95	-8.32%	.23%	.76%
Class I shares	12/15/08	-7.30%	1.28%	1.81%
Class Y shares	9/3/13	-7.47%	1.20%	1.73%††
Class Z shares	5/30/07	-7.37%	1.27%	1.78%
Bloomberg U.S. Municipal Bond Index		-7.88%	1.80%	2.48%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.im.bnymellon.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund's performance shown in the table takes into account all other applicable fees and expenses on all classes.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.20	$8.20	$3.01	$2.87	$3.01
Ending value (after expenses)	$924.70	$921.60	$926.80	$926.10	$925.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.41	$8.60	$3.16	$3.01	$3.16
Ending value (after expenses)	$1,020.43	$1,016.27	$1,021.67	$1,021.82	$1,021.67
†

Expenses are equal to the fund’s annualized expense ratio of .88% for Class A, 1.72% for Class C, .63% for Class I, .60% for Class Y and .63% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Connecticut - 96.9%
Connecticut, GO, Refunding, Ser. E	5.00	9/15/2034	1,000,000		1,110,542
Connecticut, GO, Ser. 2021 A	5.00	1/15/2041	2,050,000		2,286,313
Connecticut, GO, Ser. A	5.00	3/1/2026	5,000,000		5,224,960
Connecticut, GO, Ser. E	5.00	10/15/2034	1,120,000		1,211,385
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000		1,030,332
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	2,500,000		2,572,215
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000		5,178,878
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2031	2,615,000		2,744,255
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2029	1,280,000		1,391,296
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2034	3,000,000		3,185,055
Connecticut Bradley International Airport, Revenue Bonds	5.00	7/1/2049	2,500,000		2,607,154
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	4.00	2/1/2035	2,125,000		2,231,036
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	5.00	3/1/2029	2,600,000		2,775,801
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2053	1,500,000	[a]	1,511,498
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2046	1,000,000	[a]	1,010,780
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000		1,047,251
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	2,000,000		1,925,191
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group)	5.00	7/1/2045	2,500,000		2,627,561
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. E	5.00	7/1/2027	3,265,000		3,421,628
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000		917,654

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 96.9% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Mary Wade Home Obligated Group) Ser. A1	5.00	10/1/2054	2,000,000	[a]	2,035,013
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000		1,200,268
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,000,000		1,884,077
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000		2,083,092
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	5.00	7/1/2032	1,000,000		1,079,558
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. A	4.00	7/1/2041	2,250,000		2,207,354
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000		5,253,678
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2045	3,000,000		3,131,332
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000		212,747
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000		2,139,278
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Choate Rosemary Hall Foundation) Ser. F	4.00	7/1/2042	1,110,000		1,142,546
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000		7,961,590

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 96.9% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Loomis Institute) (Insured; American Municipal Bond Assurance Corp.) Ser. F	5.25	7/1/2028	1,760,000	1,998,582
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2030	865,000	902,065
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	520,889
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The University of Hartford)	5.00	7/1/2034	425,000	448,229
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity College) Ser. R	4.00	6/1/2045	2,300,000	2,268,250
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	7,500,000	7,957,375
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven)	5.00	7/1/2036	1,000,000	1,050,438
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale New Haven Health Obligated Group) Ser. E	5.00	7/1/2027	3,960,000	4,157,638
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2051	1,000,000	969,372
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,208,507
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	4.00	7/1/2040	500,000	497,221
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	750,000	820,471

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 96.9% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B	5.00	12/1/2040	4,020,000		4,356,992
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2022	1,400,000		1,423,810
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2023	1,400,000		1,454,150
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,400,000		1,230,901
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000		1,450,510
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,170,000		2,162,916
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	2,380,000		2,416,357
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. D1	3.00	5/15/2051	3,365,000		3,314,477
Connecticut Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,550,000		1,576,650
Connecticut Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	1,450,000	[b]	1,480,335
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,070
Greenwich, GO, Refunding	5.00	1/15/2025	2,000,000		2,137,387
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[a]	4,244,352
Hartford County Metropolitan District Clean Water Project, Revenue Bonds (Clean Water Project) Ser. A	5.00	10/1/2031	2,050,000		2,386,237
Hartford County Metropolitan District Clean Water Project, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2024	1,000,000	[b]	1,063,774

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 96.9% (continued)
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2039	3,000,000	3,324,031
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2026	610,000	653,158
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2027	750,000	800,872
New Haven, GO, Ser. A	5.25	8/1/2027	1,740,000	1,935,187
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	974,662
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	3,500,000	3,800,917
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000	3,727,762
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000	2,713,530
The Metropolitan District, GO, Refunding	5.00	7/15/2034	1,065,000	1,190,324
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,187,020
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	1,275,000	1,345,981
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,452,336
Waterbury, GO, Ser. A	4.00	2/1/2045	5,750,000	5,779,108
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	2,763,906
				168,513,067
U.S. Related - 2.1%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	12,000,000	[c] 2,004,010
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,500,000	1,573,142
				3,577,152
Total Investments (cost $178,652,254)			99.0%	172,090,219
Cash and Receivables (Net)			1.0%	1,798,031
Net Assets			100.0%	173,888,250

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $8,801,643 or 5.06% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	23.3
General Obligation	20.1
Medical	14.9
Transportation	10.2
Water	10.1
Nursing Homes	5.1
Single Family Housing	4.0
General	2.4
Student Loan	2.4
Airport	1.5
Prerefunded	1.5
Multifamily Housing	1.4
Tobacco Settlement	1.2
Power	.9
Pollution	.0
99.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	178,652,254	172,090,219
Cash		213,009
Interest receivable		2,220,346
Receivable for shares of Beneficial Interest subscribed		300,425
Prepaid expenses		37,025
		174,861,024
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		101,261
Payable for shares of Beneficial Interest redeemed		795,927
Trustees’ fees and expenses payable		1,660
Other accrued expenses		73,926
		972,774
Net Assets ($)		173,888,250
Composition of Net Assets ($):
Paid-in capital		181,114,049
Total distributable earnings (loss)		(7,225,799)
Net Assets ($)		173,888,250

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	91,235,113	1,340,062	19,458,244	364,023	61,490,808
Shares Outstanding	8,335,310	122,599	1,777,581	33,272	5,618,814
Net Asset Value Per Share ($)	10.95	10.93	10.95	10.94	10.94

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2022

Investment Income ($):
Interest Income	5,389,333
Expenses:
Management fee—Note 3(a)	1,066,936
Shareholder servicing costs—Note 3(c)	341,924
Professional fees	107,444
Registration fees	59,924
Trustees’ fees and expenses—Note 3(d)	21,749
Chief Compliance Officer fees—Note 3(c)	17,491
Prospectus and shareholders’ reports	13,498
Distribution fees—Note 3(b)	11,108
Custodian fees—Note 3(c)	4,023
Loan commitment fees—Note 2	1,990
Miscellaneous	27,450
Total Expenses	1,673,537
Less—reduction in expenses due to undertaking—Note 3(a)	(193,999)
Less—reduction in fees due to earnings credits—Note 3(c)	(938)
Net Expenses	1,478,600
Net Investment Income	3,910,733
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(183,383)
Net change in unrealized appreciation (depreciation) on investments	(18,040,652)
Net Realized and Unrealized Gain (Loss) on Investments	(18,224,035)
Net (Decrease) in Net Assets Resulting from Operations	(14,313,302)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2022	2021
Operations ($):
Net investment income	3,910,733	4,615,220
Net realized gain (loss) on investments	(183,383)	773,285
Net change in unrealized appreciation (depreciation) on investments	(18,040,652)	10,053,107
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,313,302)	15,441,612
Distributions ($):
Distributions to shareholders:
Class A	(1,986,607)	(2,475,577)
Class C	(15,817)	(31,221)
Class I	(428,543)	(379,429)
Class Y	(3,147)	(251)
Class Z	(1,466,478)	(1,737,040)
Total Distributions	(3,900,592)	(4,623,518)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,440,672	2,746,393
Class C	106,724	53,837
Class I	7,839,076	5,618,812
Class Y	388,807	10,000
Class Z	1,079,779	1,309,737
Distributions reinvested:
Class A	1,600,825	2,007,759
Class C	15,666	27,595
Class I	426,678	374,940
Class Z	1,113,474	1,308,453
Cost of shares redeemed:
Class A	(11,788,280)	(12,746,831)
Class C	(360,384)	(1,296,989)
Class I	(4,273,721)	(2,781,970)
Class Y	-	(370,210)
Class Z	(3,723,668)	(5,483,129)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,134,352)	(9,221,603)
Total Increase (Decrease) in Net Assets	(23,348,246)	1,596,491
Net Assets ($):
Beginning of Period	197,236,496	195,640,005
End of Period	173,888,250	197,236,496

	Year Ended April 30,
	2022	2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	205,188	228,549
Shares issued for distributions reinvested	135,268	167,746
Shares redeemed	(1,002,375)	(1,068,249)
Net Increase (Decrease) in Shares Outstanding	(661,919)	(671,954)
Class Cb
Shares sold	8,872	4,550
Shares issued for distributions reinvested	1,326	2,310
Shares redeemed	(29,935)	(108,465)
Net Increase (Decrease) in Shares Outstanding	(19,737)	(101,605)
Class Ia
Shares sold	666,229	469,476
Shares issued for distributions reinvested	36,153	31,310
Shares redeemed	(377,589)	(233,055)
Net Increase (Decrease) in Shares Outstanding	324,793	267,731
Class Ya
Shares sold	32,400	872
Shares redeemed	-	(32,276)
Net Increase (Decrease) in Shares Outstanding	32,400	(31,404)
Class Z
Shares sold	92,536	109,346
Shares issued for distributions reinvested	94,171	109,340
Shares redeemed	(318,991)	(458,044)
Net Increase (Decrease) in Shares Outstanding	(132,284)	(239,358)

[a]

During the period ended April 30, 2022, 32,349 Class A shares representing $388,807 were exchanged for 32,401 Class Y shares and during the period ended April 30, 2021, 32,875 Class A shares representing $390,264 were exchanged for 32,908 Class I shares.

[b]	During the period ended April 30, 2021, 6,458 Class C shares representing $78,222 were automatically converted to 6,454 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Class A Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.07	11.43	11.62	11.35	11.68
Investment Operations:
Net investment income[a]	.23	.27	.28	.29	.30
Net realized and unrealized gain (loss) on investments	(1.12)	.64	(.19)	.27	(.32)
Total from Investment Operations	(.89)	.91	.09	.56	(.02)
Distributions:
Dividends from net investment income	(.23)	(.27)	(.28)	(.29)	(.31)
Net asset value, end of period	10.95	12.07	11.43	11.62	11.35
Total Return (%)[b]	(7.62)	7.97	.71	4.98	(.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.97	.95	.95	.94
Ratio of net expenses to average net assets	.87	.87	.89	.95	.94
Ratio of net investment income to average net assets	1.91	2.22	2.37	2.53	2.61
Portfolio Turnover Rate	18.54	6.37	19.22	4.84	10.71
Net Assets, end of period ($ x 1,000)	91,235	108,582	110,498	118,062	127,921

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

	Year Ended April 30,
Class C Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.05	11.41	11.61	11.33	11.66
Investment Operations:
Net investment income[a]	.13	.17	.19	.20	.21
Net realized and unrealized gain (loss) on investments	(1.12)	.64	(.20)	.28	(.33)
Total from Investment Operations	(.99)	.81	(.01)	.48	(.12)
Distributions:
Dividends from net investment income	(.13)	(.17)	(.19)	(.20)	(.21)
Net asset value, end of period	10.93	12.05	11.41	11.61	11.33
Total Return (%)[b]	(8.32)	7.10	(.17)	4.23	(1.02)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81	1.78	1.76	1.75	1.71
Ratio of net expenses to average net assets	1.71	1.68	1.69	1.75	1.70
Ratio of net investment income to average net assets	1.07	1.42	1.58	1.72	1.82
Portfolio Turnover Rate	18.54	6.37	19.22	4.84	10.71
Net Assets, end of period ($ x 1,000)	1,340	1,715	2,784	3,712	4,507

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class I Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.07	11.43	11.62	11.35	11.68
Investment Operations:
Net investment income[a]	.26	.29	.31	.31	.33
Net realized and unrealized gain (loss) on investments	(1.12)	.65	(.19)	.27	(.33)
Total from Investment Operations	(.86)	.94	.12	.58	.00[b]
Distributions:
Dividends from net investment income	(.26)	(.30)	(.31)	(.31)	(.33)
Net asset value, end of period	10.95	12.07	11.43	11.62	11.35
Total Return (%)	(7.30)	8.24	.97	5.22	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.72	.71	.72	.70
Ratio of net expenses to average net assets	.62	.62	.64	.72	.70
Ratio of net investment income to average net assets	2.15	2.46	2.62	2.76	2.84
Portfolio Turnover Rate	18.54	6.37	19.22	4.84	10.71
Net Assets, end of period ($ x 1,000)	19,458	17,534	13,544	9,869	9,629

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01% per share.

See notes to financial statements.

	Year Ended April 30,
Class Y Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.07	11.42	11.62	11.35	11.68
Investment Operations:
Net investment income[a]	.24	.30	.31	.32	.34
Net realized and unrealized gain (loss) on investments	(1.13)	.61	(.20)	.27	(.33)
Total from Investment Operations	(.89)	.91	.11	.59	.01
Distributions:
Dividends from net investment income	(.24)	(.26)	(.31)	(.32)	(.34)
Net asset value, end of period	10.94	12.07	11.42	11.62	11.35
Total Return (%)	(7.47)	7.99	.91	5.26	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.98	.68	.68	.66
Ratio of net expenses to average net assets	.60	.88	.61	.68	.66
Ratio of net investment income to average net assets	2.17	2.21	2.65	2.79	2.87
Portfolio Turnover Rate	18.54	6.37	19.22	4.84	10.71
Net Assets, end of period ($ x 1,000)	364	11	369	380	437

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Z Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.07	11.43	11.62	11.35	11.68
Investment Operations:
Net investment income[a]	.26	.29	.31	.31	.33
Net realized and unrealized gain (loss) on investments	(1.13)	.65	(.19)	.27	(.33)
Total from Investment Operations	(.87)	.94	.12	.58	.00[b]
Distributions:
Dividends from net investment income	(.26)	(.30)	(.31)	(.31)	(.33)
Net asset value, end of period	10.94	12.07	11.43	11.62	11.35
Total Return (%)	(7.37)	8.24	.94	5.21	.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.75	.73	.75	.70
Ratio of net expenses to average net assets	.62	.65	.67	.75	.70
Ratio of net investment income to average net assets	2.17	2.47	2.59	2.74	2.83
Portfolio Turnover Rate	18.54	6.37	19.22	4.84	10.71
Net Assets, end of period ($ x 1,000)	61,491	69,394	68,446	72,725	78,274

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Connecticut Fund (the “fund”) is a separate non-diversified series of BNY Mellon State Municipal Bond Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. The Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at

NOTES TO FINANCIAL STATEMENTS (continued)

net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these

NOTES TO FINANCIAL STATEMENTS (continued)

investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	172,090,219	-	172,090,219

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended April 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $424,286, accumulated capital losses $1,087,837 and unrealized depreciation $6,562,248.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2022. The fund has $961,302 of short-term capital losses and $126,535 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows: tax-exempt income $3,900,592 and $4,623,518.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2021 through August 31, 2022, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund’s average daily net assets. On or after August 31, 2022, the Adviser may terminate this waiver agreement at any time. In addition, the Adviser has contractually agreed, from August 31, 2021 through August 31, 2022, to assume the direct expenses of Class Y so that the direct expenses of Class Y do not exceed the direct expenses of Class I. On or after August 31, 2022, the Adviser may terminate this expense limitation agreement for Class Y at any time. The reduction in expenses, pursuant to the undertaking, amounted to $193,999 during the period ended April 30, 2022.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of ..264% of the value of the fund’s average daily net assets.

During the period ended April 30, 2022, the Distributor retained $641 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising,

NOTES TO FINANCIAL STATEMENTS (continued)

marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $11,108 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $261,349 and $3,703, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2022, Class Z shares were charged $2,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $37,502 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $4,023 pursuant to the custody agreement. These fees were partially offset by earnings credits of $938.

The fund compensates the Custodian under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2022, the fund was charged $1,868 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2022, the fund was charged $17,491 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $80,545, Distribution Plan fees of $837, Shareholder Services Plan fees of $19,411, Custodian fees of $1,313, Chief Compliance Officer fees of $7,335 and Transfer Agent fees of $6,424, which are offset against an expense reimbursement currently in effect in the amount of $14,604.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2022, amounted to $35,215,454 and $35,492,872, respectively.

At April 30, 2022, the cost of investments for federal income tax purposes was $178,652,467; accordingly, accumulated net unrealized depreciation on investments was $6,562,248, consisting of $1,372,402 gross unrealized appreciation and $7,934,650 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of BNY Mellon Connecticut Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Connecticut Fund (the “Fund”) (one of the funds constituting BNY Mellon State Municipal Bond Funds), including the statement of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon State Municipal Bond Funds) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 22, 2022

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during its fiscal year ended April 30, 2022 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2022 calendar year on Form 1099-DIV which will be mailed in early 2023.

BOARD MEMBERS INFORMATION (Unaudited)
Independent Board Members

Joseph S. DiMartino (78)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 96

———————

Francine J. Bovich (70)
Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 54

———————

Peggy C. Davis (79)
Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 34

———————

Nathan Leventhal (79)
Board Member (1989)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 32

———————

Robin A. Melvin (58)
Board Member (2012)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-Present)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-2020); Board Member, Mentor Illinois (2013-2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-Present)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 74

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; Director–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 63 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 31 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 46 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President and Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 45 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 56 investment companies (comprised of 117 portfolios) managed by the Adviser. He is 64 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 49 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 53 years old and has been an employee of the Distributor since 1997.

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For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0064AR0422

BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund

ANNUAL REPORT April 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021, through April 30, 2022, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers employed by the fund’s sub-adviser, Insight North America LLC

Market and Fund Performance Overview

For the 12-month period ended April 30, 2022, Class A shares of BNY Mellon Massachusetts Fund (the “fund”), a series of BNY Mellon State Municipal Bond Funds, produced a total return of −8.48%, Class C shares returned −11.63% and Class Z shares returned −8.23%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Massachusetts, achieved a total return of −7.88% for the same period.2

Municipal bonds lost ground during the reporting period due to concerns about inflation and rising interest rates. The fund underperformed the Index due to the fund’s sector allocation versus the Index and its yield-curve positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Massachusetts state income tax, without assuming undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The portfolio managers actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Market Hindered by Inflation, Rising Rates

The reporting period was marked by on-and-off recovery from the pandemic, rising concerns about inflation and a shift in policy stance by the Federal Reserve (the “Fed”) from accommodation to tightening. This shift as well as other concerns, including Russia’s invasion of Ukraine and rising prospects of recession, contributed to an increase in volatility.

COVID-19 policies in certain countries led to supply-chain bottlenecks that resulted in shortages of certain products, such as computer chips, which slowed production in other industries, fueling inflation. The delta variant also injected some uncertainty into the outlook for the ongoing recovery. Although the U.S. economy grew by an annualized rate of 6.7% in the second quarter of 2021, pandemic-related uncertainties, combined with supply-chain

2

issues, caused many economists to reduce their forecasts for the balance of the year. Around the end of the year, the omicron COVID-19 variant led many countries to enact precautionary restrictions, adding uncertainty to the economic outlook heading into 2022.

The reporting period was also marked by a pivot on monetary policy, driven by stronger-than-expected inflation. As late as its September 2021 meeting, the Fed was still not noticeably concerned about pricing pressures, though it did raise its inflation forecast from 3.4% to 4.2% for 2021 and from 2.1% to 2.2% for 2022. Nonetheless, the Fed’s “dot plot” indicated that voting members of the Federal Open Market Committed were split on forecasting a tightening of monetary policy during 2022.

In the fourth quarter of 2021, continuing supply-chain disruptions and rising energy prices helped pushed the CPI to 6.8%, the highest reading since 1982, and high enough to prompt a change in the Fed’s stance. Having begun tapering its bond purchases by $15 billion a month in November 2021, the Fed swiftly accelerated the pace to $30 billion a month later. The new hawkish stance was also reflected at the December 2021 Fed meeting and in a new “dot plot” suggesting that three rate hikes were likely in 2022, followed by three more in in 2023 and another two in 2024. But in retrospect, the Fed seemed behind the curve as its inflation estimate for 2022 was revised up to only 2.6% from 2.2%.

Inflation continued to rise in the first quarter of 2022, and major central banks continued to tighten their policies. As a result, government bonds weakened significantly, with the 10-year U.S. Treasury yield rising by 83 basis points (bps) to 2.34% during the quarter. Credit markets generally declined even more than government bonds, as spreads widened, adding to the higher yields on underlying government bonds.

In March 2022, responding to persistent and higher-than-expected inflation, the Fed raised interest rates for the first time since 2018. As expected, the federal funds target rate was raised by 0.25% to 0.50%. Data released in March showed that headline consumer price inflation reached 7.9% in February 2022, its highest in 40 years, prompting the Fed to indicate that it intends to provide a steady stream of rate increases throughout 2022, and likely beyond. The surge in Treasury yields reflected the ongoing news regarding ever-higher inflation, with some market participants voicing concern that the Fed has fallen behind the curve in waiting to increase rates.

Geopolitical events also roiled markets early in 2022. The invasion of Ukraine and the sanctions imposed on Russia led to further spikes in energy and commodity prices. With the two countries being major producers of wheat and corn, those prices, as well as other industrial commodities, rose during the quarter. While Russian authorities may have expected to swiftly achieve their objective, their military advances slowed, leading to expectations that the conflict could persist for months.

In the municipal bond market, inflows were strong in the first part of the reporting period as the market enjoyed support from a recovering economy, which produced robust tax revenues and improving credit fundamentals. Late in the period, rising inflation and the Fed’s shift to a hawkish stance led to volatility, resulting in large outflows and widening credit spreads.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Nevertheless, fundamentals in the municipal bond market generally remain strong. Massachusetts’ economy continues to perform well, with revenues exceeding pre-pandemic levels.

Curve Positioning and Asset Allocation Drove Fund Results

The fund’s underperformance was driven by unfavorable returns at the long end of the curve, specifically in the 20-year maturities. An overweight to revenue bonds also detracted from relative returns. More specifically, holdings in the airports, prepaid gas, tobacco and transportation sectors hampered performance. Exposure to lower-quality bonds also was detrimental. The fund did not use derivatives during the reporting period.

On a more positive note, the fund’s duration positioning, which was shortened late in 2021, contributed positively to results. In addition, positions in the health care/hospital and education sectors also added to performance.

A Positive Outlook

We continue to expect that the Fed will maintain an upward bias on rates, that higher rates of inflation will persist, and that the market will see some volatility as a result. Volatility has resulted in more attractive valuations, but the state’s fundamentals remain strong. Nevertheless, given that inflation and rates are likely to continue to rise, we expect to keep the fund’s duration short versus the benchmark.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2  Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Class A shares, Class C shares and Class Z shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund with a hypothetical investment of $10,000 in the Bloomberg U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A shares, Class C shares and Class Z shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund on 4/30/12 to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is not limited to investments principally in Massachusetts municipal obligations. The Index, unlike the fund, covers the U.S. dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 4/30/2022
	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.50%)	-12.56%	.04%	1.04%
without sales charge	-8.48%	.96%	1.51%
Class C shares
with applicable redemption charge†	-12.50%	-.90%	.17%
without redemption	-11.63%	-.90%	.17%
Class Z shares	-8.23%	1.22%	1.74%
Bloomberg U.S. Municipal Bond Index	-7.88%	1.80%	2.48%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.im.bnymellon.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.04	$18.93	$3.81
Ending value (after expenses)	$917.30	$904.20	$918.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.31	$19.93	$4.01
Ending value (after expenses)	$1,019.54	$1,004.91	$1,020.83
†

Expenses are equal to the fund’s annualized expense ratio of 1.06% for Class A, 4.01% for Class C and .80% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
April 30, 2022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1%
Massachusetts - 98.3%
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2039	1,000,000		1,009,941
Martha's Vineyard Land Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Build America Mutual)	5.00	5/1/2033	500,000		549,574
Massachusetts, GO, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. A	5.50	8/1/2030	1,750,000		2,076,057
Massachusetts, GO, Refunding, Ser. C	5.00	5/1/2030	1,500,000		1,737,756
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,502,986
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000		1,142,358
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	7/1/2027	2,000,000		2,278,429
Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,120,744
Massachusetts College Building Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	5/1/2026	5,385,000	[a]	4,826,324
Massachusetts College Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.50	5/1/2028	1,450,000		1,611,580
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000		1,539,749
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,399,860
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000		1,062,353
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	2,000,000		2,101,381
Massachusetts Development Finance Agency, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000		2,229,737

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Massachusetts - 98.3% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Obligated Group)	5.13	11/15/2046	1,500,000	[b]	1,583,799
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities Obligated Group) Ser. A	6.50	11/15/2023	400,000	[b,c]	425,654
Massachusetts Development Finance Agency, Revenue Bonds (Partners Healthcare System) Ser. O1	5.00	7/1/2025	2,280,000	[c]	2,454,596
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,566,670
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000		473,159
Massachusetts Development Finance Agency, Revenue Bonds (The Children's Hospital Corp. Obligated Group) Ser. P	5.00	10/1/2024	4,000,000	[c]	4,237,656
Massachusetts Development Finance Agency, Revenue Bonds (Trustees of Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		1,987,191
Massachusetts Development Finance Agency, Revenue Bonds (Worcester Polytechnic Institute)	5.00	9/1/2049	1,500,000		1,626,354
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2049	1,500,000		1,485,905
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group)	5.00	7/1/2032	500,000		552,136
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2037	1,000,000		1,065,516
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Brandeis University) Ser. S1	5.00	10/1/2035	1,000,000		1,109,930
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,612,820

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Massachusetts - 98.3% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross Trustees) Ser. A	5.00	9/1/2041	800,000		868,541
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lasell University)	4.00	7/1/2050	1,000,000		877,108
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,500,000	[b]	1,586,965
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	1,000,000	[b]	1,058,192
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2035	1,000,000		1,119,030
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Obligated Group)	5.00	10/1/2049	700,000		734,373
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2047	1,500,000		1,586,944
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp. Obligated Group)	5.25	1/1/2050	1,000,000		1,007,458
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2041	1,000,000		1,051,082
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	450,000		481,073
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000		803,054
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,064,912
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000		1,189,499

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Massachusetts - 98.3% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,101,241
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston College) Ser. T	5.00	7/1/2042	1,000,000	1,080,916
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,083,947
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2046	1,000,000	1,055,930
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,077,929
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,072,845
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. F	5.00	8/15/2040	2,000,000	2,093,382
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	4.00	7/1/2046	1,000,000	956,403
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. H1	5.00	7/1/2033	500,000	524,745
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2026	1,125,000	1,212,809
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	1/1/2025	1,500,000	1,570,840
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	430,000	432,064
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,910,000	1,885,350
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 218	3.00	12/1/2050	1,395,000	1,379,624

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Massachusetts - 98.3% (continued)
Massachusetts Municipal Wholesale Electric, Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	972,596
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	2,055,000	2,199,679
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000	1,054,178
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,405,578
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2039	1,175,000	1,287,920
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2044	2,000,000	2,137,107
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2045	1,000,000	1,033,182
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,094,232
Massachusetts School Building Authority, Revenue Bonds, Ser. A	5.00	8/15/2045	2,000,000	2,234,913
Massachusetts Transportation Fund, Revenue Bonds	5.00	6/1/2049	3,490,000	3,820,779
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,608,112
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,000,000	2,239,817
Springfield Water & Sewer Commission, Revenue Bonds, Ser. C	5.00	4/15/2037	650,000	710,916
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000	1,350,245
				103,475,725

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
U.S. Related - 1.8%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	5,000,000	[a] 835,004
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	1,000,000	1,047,493
				1,882,497
Total Investments (cost $109,030,054)			100.1%	105,358,222
Liabilities, Less Cash and Receivables			(0.1%)	(75,511)
Net Assets			100.0%	105,282,711

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $4,654,610 or 4.42% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Education	24.6
Medical	20.7
Transportation	15.9
General Obligation	8.0
Prerefunded	6.8
General	5.7
Nursing Homes	5.7
Single Family Housing	3.1
Airport	3.1
Student Loan	3.1
Development	1.0
Power	.9
Tobacco Settlement	.8
Water	.7
100.1

† Based on net assets.

See notes to financial statements.

13

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	109,030,054	105,358,222
Interest receivable		1,339,146
Receivable for shares of Beneficial Interest subscribed		4,068
Prepaid expenses		26,878
		106,728,314
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		66,391
Cash overdraft due to Custodian		26,415
Payable for investment securities purchased		1,035,910
Payable for shares of Beneficial Interest redeemed		245,434
Trustees’ fees and expenses payable		1,004
Other accrued expenses		70,449
		1,445,603
Net Assets ($)		105,282,711
Composition of Net Assets ($):
Paid-in capital		108,662,819
Total distributable earnings (loss)		(3,380,108)
Net Assets ($)		105,282,711

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	20,909,772	9,104	84,363,835
Shares Outstanding	1,964,502	882	7,926,089
Net Asset Value Per Share ($)	10.64	10.32	10.64

See notes to financial statements.

15

STATEMENT OF OPERATIONS
Year Ended April 30, 2022

Investment Income ($):
Interest Income	3,392,886
Expenses:
Management fee—Note 3(a)	663,556
Shareholder servicing costs—Note 3(c)	109,685
Professional fees	109,658
Registration fees	43,312
Chief Compliance Officer fees—Note 3(c)	17,491
Trustees’ fees and expenses—Note 3(d)	13,529
Prospectus and shareholders’ reports	12,024
Custodian fees—Note 3(c)	2,853
Loan commitment fees—Note 2	1,211
Distribution fees—Note 3(b)	76
Miscellaneous	24,142
Total Expenses	997,537
Less—reduction in fees due to earnings credits—Note 3(c)	(615)
Net Expenses	996,922
Net Investment Income	2,395,964
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	673,311
Net change in unrealized appreciation (depreciation) on investments	(12,615,609)
Net Realized and Unrealized Gain (Loss) on Investments	(11,942,298)
Net (Decrease) in Net Assets Resulting from Operations	(9,546,334)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2022	2021
Operations ($):
Net investment income	2,395,964	2,717,696
Net realized gain (loss) on investments	673,311	934,605
Net change in unrealized appreciation (depreciation) on investments	(12,615,609)	6,695,527
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,546,334)	10,347,828
Distributions ($):
Distributions to shareholders:
Class A	(712,078)	(523,570)
Class C	(132)	(215)
Class Z	(3,147,667)	(2,542,455)
Total Distributions	(3,859,877)	(3,066,240)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	939,719	3,915,261
Class C	-	42
Class Z	1,972,866	4,002,902
Distributions reinvested:
Class A	555,691	409,451
Class C	-	67
Class Z	2,599,241	1,990,190
Cost of shares redeemed:
Class A	(3,359,950)	(2,059,315)
Class C	(3,927)	(100,057)
Class Z	(11,902,344)	(10,432,048)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(9,198,704)	(2,273,507)
Total Increase (Decrease) in Net Assets	(22,604,915)	5,008,081
Net Assets ($):
Beginning of Period	127,887,626	122,879,545
End of Period	105,282,711	127,887,626
Capital Share Transactions (Shares):
Class A
Shares sold	79,533	329,741
Shares issued for distributions reinvested	47,454	34,437
Shares redeemed	(285,531)	(172,947)
Net Increase (Decrease) in Shares Outstanding	(158,544)	191,231
Class C
Shares sold	-	3
Shares issued for distributions reinvested	-	6
Shares redeemed	(332)	(8,434)
Net Increase (Decrease) in Shares Outstanding	(332)	(8,425)
Class Z
Shares sold	167,119	339,863
Shares issued for distributions reinvested	222,050	167,443
Shares redeemed	(1,016,890)	(877,556)
Net Increase (Decrease) in Shares Outstanding	(627,721)	(370,250)

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Class A Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.98	11.31	11.51	11.27	11.48
Investment Operations:
Net investment income[a]	.21	.23	.26	.28	.29
Net realized and unrealized gain (loss) on investments	(1.19)	.70	(.20)	.24	(.21)
Total from Investment Operations	(.98)	.93	.06	.52	.08
Distributions:
Dividends from net investment income	(.21)	(.23)	(.26)	(.28)	(.29)
Dividends from net realized gain on investments	(.15)	(.03)	−	−	−
Total Distributions	(.36)	(.26)	(.26)	(.28)	(.29)
Net asset value, end of period	10.64	11.98	11.31	11.51	11.27
Total Return (%)[b]	(8.48)	8.25	.46	4.72	.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.03	1.01	.99	1.00
Ratio of net expenses to average net assets	1.04	1.03	1.01	.99	.99
Ratio of net investment income to average net assets	1.78	1.90	2.22	2.51	2.47
Portfolio Turnover Rate	8.34	13.31	16.48	4.67	10.68
Net Assets, end of period ($ x 1,000)	20,910	25,427	21,847	23,396	24,569

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

18

	Year Ended April 30,
Class C Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.83	11.31	11.52	11.27	11.49
Investment Operations:
Net investment income[a]	(.12)	.04	.15	.18	.19
Net realized and unrealized gain (loss) on investments	(1.24)	.53	(.22)	.25	(.22)
Total from Investment Operations	(1.36)	.57	(.07)	.43	(.03)
Distributions:
Dividends from net investment income	(.00)[b]	(.02)	(.14)	(.18)	(.19)
Dividends from net realized gain on investments	(.15)	(.03)	−	−	−
Total Distributions	(.15)	(.05)	(.14)	(.18)	(.19)
Net asset value, end of period	10.32	11.83	11.31	11.52	11.27
Total Return (%)[c]	(11.63)	5.08	(.64)	3.83	(.22)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.89	2.61	1.99	1.93	1.81
Ratio of net expenses to average net assets	3.89	2.61	1.99	1.93	1.80
Ratio of net investment income to average net assets	(1.08)	.32	1.27	1.57	1.63
Portfolio Turnover Rate	8.34	13.31	16.48	4.67	10.68
Net Assets, end of period ($ x 1,000)	9	14	109	330	367

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Z Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.98	11.31	11.51	11.27	11.48
Investment Operations:
Net investment income[a]	.24	.26	.29	.31	.31
Net realized and unrealized gain (loss) on investments	(1.19)	.70	(.20)	.24	(.21)
Total from Investment Operations	(.95)	.96	.09	.55	.10
Distributions:
Dividends from net investment income	(.24)	(.26)	(.29)	(.31)	(.31)
Dividends from net realized gain on investments	(.15)	(.03)	−	−	−
Total Distributions	(.39)	(.29)	(.29)	(.31)	(.31)
Net asset value, end of period	10.64	11.98	11.31	11.51	11.27
Total Return (%)	(8.23)	8.54	.69	4.96	.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77	.76	.78	.76	.78
Ratio of net expenses to average net assets	.77	.76	.78	.76	.77
Ratio of net investment income to average net assets	2.04	2.17	2.45	2.74	2.69
Portfolio Turnover Rate	8.34	13.31	16.48	4.67	10.68
Net Assets, end of period ($ x 1,000)	84,364	102,446	100,923	112,958	118,120

a Based on average shares outstanding.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Massachusetts Fund (the “fund”) is a separate non-diversified series of BNY Mellon State Municipal Bond Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. The Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the

21

NOTES TO FINANCIAL STATEMENTS (continued)

services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 882 Class C shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

22

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

23

NOTES TO FINANCIAL STATEMENTS (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	105,358,222	-	105,358,222

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in

24

these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $153,321, undistributed capital gains $131,166 and unrealized depreciation $3,664,595.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows: tax-exempt income $2,383,369 and $2,714,221 and long-term capital gains $1,476,508 and $352,019, respectively.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective

26

Facility at the time of borrowing. During the period ended April 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .264% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $76 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $59,722 and $25, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2022, Class Z shares were charged $0 pursuant to the Shareholder Services Plan.

27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $30,868 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $2,853 pursuant to the custody agreement. These fees were partially offset by earnings credits of $615.

The fund compensates the Custodian under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2022, the fund was charged $1,633 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2022, the fund was charged $17,491 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $48,442, Distribution Plan fees of $6, Shareholder Services Plan fees of $4,392, Custodian fees of $971, Chief Compliance Officer fees of $7,335 and Transfer Agent fees of $5,245.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2022, amounted to $9,924,527 and $17,757,745, respectively.

At April 30, 2022, the cost of investments for federal income tax purposes was $109,022,817, accordingly, accumulated net unrealized depreciation on investments was $3,664,595, consisting of $1,301,474 gross unrealized appreciation and $4,966,069 gross unrealized depreciation.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of BNY Mellon Massachusetts Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Massachusetts Fund (the “Fund”) (one of the funds constituting BNY Mellon State Municipal Bond Funds), including the statement of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon State Municipal Bond Funds) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 22, 2022

30

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during its fiscal year ended April 30, 2022 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Massachusetts residents, Massachusetts personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2022 calendar year on Form 1099-DIV which will be mailed in early 2023. The fund also hereby reports $.1458 per share as a long-term capital gain distribution paid on December 23, 2021.

31

BOARD MEMBERS INFORMATION (Unaudited)
Independent Board Members

Joseph S. DiMartino (78)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 96

———————

Francine J. Bovich (70)
Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 54

———————

Peggy C. Davis (79)
Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 34

———————

Nathan Leventhal (79)
Board Member (1989)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 32

———————

32

Robin A. Melvin (58)
Board Member (2012)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-Present)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-2020); Board Member, Mentor Illinois (2013-2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-Present)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 74

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

33

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; Director–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 63 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 31 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 46 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

34

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President and Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 45 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 56 investment companies (comprised of 117 portfolios) managed by the Adviser. He is 64 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 49 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 53 years old and has been an employee of the Distributor since 1997.

35

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36

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For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0063AR0422

BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund

ANNUAL REPORT April 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021, through April 30, 2022, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers employed by the fund’s sub-adviser, Insight North America LLC

Market and Fund Performance Overview

For the 12-month period ended April 30, 2022, Class A shares of BNY Mellon Pennsylvania Fund (the “fund”), a series of BNY Mellon State Municipal Bond Funds, produced a total return of −7.65%, Class C shares returned −8.48% and Class Z shares returned −7.41%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Pennsylvania, achieved a total return of −7.88% for the same period.2

Municipal bonds lost ground during the reporting period due to concerns about inflation and rising interest rates. The fund’s performance relative to the Index was primarily due to favorable security selection and duration positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without assuming undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by the fund’s sub-adviser, Insight North America LLC (“INA”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by INA. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Market Hindered by Inflation, Rising Rates

The reporting period was marked by on-and-off recovery from the pandemic, rising concerns about inflation and a shift in policy stance by the Federal Reserve (the “Fed”) from accommodation to tightening. This shift as well as other concerns, including Russia’s invasion of Ukraine and rising prospects of recession, contributed to an increase in volatility.

COVID-19 policies in certain countries led to supply-chain bottlenecks that resulted in shortages of certain products, such as computer chips, which slowed production in other industries, fueling inflation. The delta variant also injected some uncertainty into the outlook for the ongoing recovery. Although the U.S. economy grew by an annualized rate of 6.7% in the second quarter of 2021, pandemic-related uncertainties, combined with supply-chain

2

issues, caused many economists to reduce their forecasts for the balance of the year. Around the end of the calendar year 2021, the omicron COVID-19 variant led many countries to enact precautionary restrictions, adding uncertainty to the economic outlook heading into 2022.

The reporting period was also marked by a pivot on monetary policy, driven by stronger-than-expected inflation. As late as its September 2021 meeting, the Fed was still not noticeably concerned about pricing pressures, though it did raise its inflation forecast from 3.4% to 4.2% for 2021 and from 2.1% to 2.2% for 2022. Nonetheless, the Fed’s “dot plot” indicated that voting members of the Federal Open Market Committed were split on forecasting a tightening of monetary policy during 2022.

In the fourth quarter of 2021, continuing supply-chain disruptions and rising energy prices helped pushed the CPI to 6.8%, the highest reading since 1982, and high enough to prompt a change in the Fed’s stance. Having begun tapering its bond purchases by $15 billion a month in November 2021, the Fed swiftly accelerated the pace to $30 billion a month later. The new hawkish stance was also reflected at the December 2021 Fed meeting and in a new “dot plot” suggesting that three rate hikes were likely in 2022, followed by three more in in 2023 and another two in 2024. But in retrospect, the Fed seemed behind the curve as its inflation estimate for 2022 was revised up to only 2.6% from 2.2%.

Inflation continued to rise in the first quarter of 2022, and major central banks continued to tighten their policies. As a result, government bonds weakened significantly, with the 10-year U.S. Treasury yield rising by 83 basis points (“bps”) to 2.34% during the quarter. Credit markets generally declined even more than government bonds, as spreads widened, adding to the higher yields on underlying government bonds.

In March 2022, responding to persistent and higher-than-expected inflation, the Fed raised interest rates for the first time since 2018. As expected, the federal funds target rate was raised by 0.25% to 0.50%. Data released in March showed that headline consumer price inflation reached 7.9% in February 2022, its highest in 40 years, prompting the Fed to indicate that it intends to provide a steady stream of rate increases throughout 2022, and likely beyond. The surge in Treasury yields reflected the ongoing news regarding ever-higher inflation, with some market participants voicing concern that the Fed has fallen behind the curve in waiting to increase rates.

Geopolitical events also roiled markets early in 2022. The invasion of Ukraine and the sanctions imposed on Russia led to further spikes in energy and commodity prices. With the two countries being major producers of wheat and corn, those prices, as well as other industrial commodities, rose during the quarter. While Russian authorities may have expected to swiftly achieve their objective, their military advances slowed, leading to expectations that the conflict could persist for months.

In the municipal bond market, inflows were strong in the first part of the reporting period as the market enjoyed support from a recovering economy, which produced robust tax revenues and improving credit fundamentals. Late in the period, rising inflation and the Fed’s shift to a hawkish stance led to volatility, resulting in large outflows and widening credit spreads.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Nevertheless, fundamentals in the municipal bond market generally remain strong. Pennsylvania’s economy has improved, and the state’s fiscal condition remains healthy.

Sector Allocation and Duration Benefited Performance

The fund’s relative performance was helped primarily by its security selection and duration positioning. Holdings within the education, transportation, and hospital/healthcare sectors were advantageous, and the fund’s shorter duration versus the benchmark was also beneficial, given that the longer end of the curve underperformed. Holdings of A rated bonds contributed positively to performance as well.

On the other hand, the fund’s positions in the 15-year portion of the municipal bond curve hampered returns somewhat as yields rose. Overweight positioning in the prepaid gas, tobacco and airport sectors also detracted from relative performance. The fund did not use derivatives during the reporting period.

A Positive Outlook

We continue to expect that the Fed will maintain an upward bias on rates, that higher rates of inflation will persist, and that the market will see some volatility as a result. Volatility has resulted in more attractive valuations, but the state’s fundamentals remain strong. Nevertheless, given that inflation and rates are likely to continue to rise, we expect to keep the fund’s duration short versus the benchmark.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 31, 2022, at which time it may be extended, terminated or modified. The fund performance returns stated reflect the fee waiver, without which, the returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares and Class Z shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund with a hypothetical investment of $10,000 in the Bloomberg U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A shares, Class C shares and Class Z shares of BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund on 4/30/12 to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is not limited to investments principally in Pennsylvania municipal obligations. The Index, unlike the fund, covers the U.S. dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 4/30/2022
	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.50%)	-11.79%	0.84%	1.86%
without sales charge	-7.65%	1.77%	2.32%
Class C shares
with applicable redemption charge †	-9.37%	0.93%	1.51%
without redemption	-8.48%	0.93%	1.51%
Class Z shares	-7.41%	2.02%	2.55%
Bloomberg U.S. Municipal Bond Index	-7.88%	1.80%	2.48%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.im.bnymellon.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.53	$8.80	$3.34
Ending value (after expenses)	$921.20	$917.50	$922.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.76	$9.25	$3.51
Ending value (after expenses)	$1,020.08	$1,015.62	$1,021.32
†

Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.85% for Class C and .70% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

April 30, 2022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4%
Pennsylvania - 97.4%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2051	2,780,000		2,951,778
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,191,102
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,000,000		1,013,092
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,042,566
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[a]	529,911
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		1,806,809
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2038	415,000		435,195
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2043	500,000		520,733
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000		520,271
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000		621,014
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		969,301
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,021,305
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000		1,080,964

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.4% (continued)
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	495,000		513,304
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2025	100,000	[b]	106,355
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,063,279
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		999,690
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		878,629
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,098,768
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		631,238
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		483,994
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000		969,924
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,000,000	[c]	1,119,807
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000		2,595,214
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000		1,020,590
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge of Pennsylvania)	5.00	11/1/2035	1,000,000		1,047,093
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000		1,951,387

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.4% (continued)
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000		893,755
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water)	2.45	12/3/2029	1,750,000	[c]	1,701,362
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000		1,044,436
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,009,455
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,200,000		3,430,064
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000		1,041,399
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000		535,133
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000		1,103,043
Pennsylvania, GO, Ser. 1st	4.00	3/1/2037	1,525,000		1,563,949
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[a]	708,986
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000		1,799,345
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000		274,480

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.4% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,406,085
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,071,599
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,852,644
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,573,337
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,000,000	1,054,438
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2031	1,000,000	1,045,583
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2036	2,500,000	2,723,170
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000	3,423,398
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2032	900,000	1,040,534
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,305,000	1,398,230
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000	1,088,653
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,500,000	1,519,026
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/2031	1,000,000	1,105,866
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000	2,074,091
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,557,143
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	1,000,000	981,694
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2031	1,000,000	1,064,875

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.4% (continued)
Philadelphia Gas Works, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	8/1/2037	1,290,000	1,316,229
Philadelphia Industrial Development Authority, Revenue Bonds (Children's Hospital of Philadelphia Project) Ser. A	5.00	7/1/2042	3,000,000	3,154,255
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,335,688
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2045	1,000,000	972,814
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2047	1,000,000	1,080,976
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,585,443
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,000,000	1,099,698
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2035	1,000,000	1,134,231
Pittsburgh Urban Redevelopment Authority, Revenue Bonds (West Park Court Housing) (Insured; Government National Mortgage Association)	4.90	11/20/2047	1,100,000	1,100,797
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,358,497
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2033	500,000	582,715
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2034	400,000	459,138

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.4% (continued)
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2033	330,000		381,581
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2035	350,000		401,269
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000		1,096,380
State Public School Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2032	1,525,000		1,657,723
State Public School Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	475,000	[b]	524,694
Susquehanna Area Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000		1,303,188
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000		2,129,559
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	1,000,000		1,096,643
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	1,000,000		1,085,884
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000		1,062,271
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	5,000	[b]	5,507
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000		1,063,303
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000		1,050,722
				99,308,291

13

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
U.S. Related - 1.0%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,048,762
Total Investments (cost $104,231,016)			98.4%	100,357,053
Cash and Receivables (Net)			1.6%	1,591,050
Net Assets			100.0%	101,948,103

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $2,281,463 or 2.24% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

Portfolio Summary (Unaudited) †	Value (%)
Medical	20.1
Nursing Homes	14.3
Education	12.0
Transportation	10.5
Airport	8.8
School District	8.1
Water	7.8
Utilities	5.3
General	3.7
General Obligation	3.0
Multifamily Housing	2.4
Tobacco Settlement	1.1
Development	.7
Prerefunded	.6
98.4

† Based on net assets.

See notes to financial statements.

14

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	104,231,016	100,357,053
Cash		401,481
Interest receivable		1,492,620
Receivable for shares of Beneficial Interest subscribed		623
Prepaid expenses		23,597
		102,275,374
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		67,095
Payable for shares of Beneficial Interest redeemed		186,721
Trustees’ fees and expenses payable		988
Other accrued expenses		72,467
		327,271
Net Assets ($)		101,948,103
Composition of Net Assets ($):
Paid-in capital		105,242,458
Total distributable earnings (loss)		(3,294,355)
Net Assets ($)		101,948,103

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	72,432,582	352,775	29,162,746
Shares Outstanding	4,859,436	23,653	1,956,932
Net Asset Value Per Share ($)	14.91	14.91	14.90

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Year Ended April 30, 2022

Investment Income ($):
Interest Income	3,508,052
Expenses:
Management fee—Note 3(a)	646,193
Shareholder servicing costs—Note 3(c)	267,533
Professional fees	106,949
Registration fees	34,240
Chief Compliance Officer fees—Note 3(c)	17,491
Prospectus and shareholders’ reports	13,517
Trustees’ fees and expenses—Note 3(d)	13,189
Distribution fees—Note 3(b)	5,241
Custodian fees—Note 3(c)	2,843
Loan commitment fees—Note 2	1,229
Miscellaneous	26,135
Total Expenses	1,134,560
Less—reduction in expenses due to undertaking—Note 3(a)	(117,490)
Net Expenses	1,017,070
Net Investment Income	2,490,982
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,135,409
Net change in unrealized appreciation (depreciation) on investments	(12,174,911)
Net Realized and Unrealized Gain (Loss) on Investments	(11,039,502)
Net (Decrease) in Net Assets Resulting from Operations	(8,548,520)

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2022	2021
Operations ($):
Net investment income	2,490,982	2,780,512
Net realized gain (loss) on investments	1,135,409	371,218
Net change in unrealized appreciation (depreciation) on investments	(12,174,911)	7,680,222
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,548,520)	10,831,952
Distributions ($):
Distributions to shareholders:
Class A	(2,362,542)	(2,612,472)
Class C	(13,274)	(26,737)
Class Z	(979,826)	(1,086,397)
Total Distributions	(3,355,642)	(3,725,606)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,934,932	9,450,553
Class C	210	3,238
Class Z	1,592,196	1,020,650
Distributions reinvested:
Class A	2,100,595	2,297,552
Class C	13,059	26,413
Class Z	828,315	902,149
Cost of shares redeemed:
Class A	(12,551,369)	(11,982,184)
Class C	(456,187)	(725,403)
Class Z	(2,321,254)	(3,549,007)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(7,859,503)	(2,556,039)
Total Increase (Decrease) in Net Assets	(19,763,665)	4,550,307
Net Assets ($):
Beginning of Period	121,711,768	117,161,461
End of Period	101,948,103	121,711,768

18

	Year Ended April 30,
	2022	2021
Capital Share Transactions (Shares):
Class Aa
Shares sold	179,407	576,558
Shares issued for distributions reinvested	128,900	139,802
Shares redeemed	(781,457)	(728,730)
Net Increase (Decrease) in Shares Outstanding	(473,150)	(12,370)
Class Ca
Shares sold	13	197
Shares issued for distributions reinvested	797	1,606
Shares redeemed	(28,679)	(44,361)
Net Increase (Decrease) in Shares Outstanding	(27,869)	(42,558)
Class Z
Shares sold	96,688	62,441
Shares issued for distributions reinvested	50,914	54,916
Shares redeemed	(143,695)	(216,517)
Net Increase (Decrease) in Shares Outstanding	3,907	(99,160)

[a]

During the period ended April 30, 2022, 2,761 Class C shares representing $45,487 were automatically converted to 2,763 Class A shares and during the period ended April 30, 2021, 4,621 Class C shares representing $73,148 were automatically converted to 4,621 Class A shares.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended April 30,
	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	16.59	15.64	16.06	15.84	16.15
Investment Operations:
Net investment income[a]	.34	.37	.41	.42	.43
Net realized and unrealized gain (loss) on investments	(1.56)	1.08	(.30)	.35	(.03)
Total from Investment Operations	(1.22)	1.45	.11	.77	.40
Distributions:
Dividends from net investment income	(.34)	(.37)	(.41)	(.42)	(.43)
Dividends from net realized gain on investments	(.12)	(.13)	(.12)	(.13)	(.28)
Total Distributions	(.46)	(.50)	(.53)	(.55)	(.71)
Net asset value, end of period	14.91	16.59	15.64	16.06	15.84
Total Return (%)[b]	(7.65)	9.34	.55	4.97	2.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03	1.02	1.01	1.00	.98
Ratio of net expenses to average net assets	.93	.92	.94	1.00	.98
Ratio of net investment income to average net assets	2.06	2.24	2.48	2.65	2.62
Portfolio Turnover Rate	15.23	4.78	14.71	8.53	15.24
Net Assets, end of period ($ x 1,000)	72,433	88,464	83,598	89,527	92,964

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

20

Class C Shares	Year Ended April 30,
	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	16.60	15.65	16.06	15.84	16.15
Investment Operations:
Net investment income[a]	.19	.23	.27	.29	.30
Net realized and unrealized gain (loss) on investments	(1.57)	1.08	(.29)	.35	(.03)
Total from Investment Operations	(1.38)	1.31	(.02)	.64	.27
Distributions:
Dividends from net investment income	(.19)	(.23)	(.27)	(.29)	(.30)
Dividends from net realized gain on investments	(.12)	(.13)	(.12)	(.13)	(.28)
Total Distributions	(.31)	(.36)	(.39)	(.42)	(.58)
Net asset value, end of period	14.91	16.60	15.65	16.06	15.84
Total Return (%)[b]	(8.48)	8.39	(.22)	4.12	1.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93	1.87	1.84	1.82	1.76
Ratio of net expenses to average net assets	1.83	1.77	1.77	1.82	1.76
Ratio of net investment income to average net assets	1.16	1.39	1.66	1.83	1.83
Portfolio Turnover Rate	15.23	4.78	14.71	8.53	15.24
Net Assets, end of period ($ x 1,000)	353	855	1,472	1,920	2,511

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Class Z Shares	Year Ended April 30,
	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	16.59	15.64	16.05	15.83	16.15
Investment Operations:
Net investment income[a]	.38	.41	.44	.45	.46
Net realized and unrealized gain (loss) on investments	(1.57)	1.08	(.29)	.35	(.04)
Total from Investment Operations	(1.19)	1.49	.15	.80	.42
Distributions:
Dividends from net investment income	(.38)	(.41)	(.44)	(.45)	(.46)
Dividends from net realized gain on investments	(.12)	(.13)	(.12)	(.13)	(.28)
Total Distributions	(.50)	(.54)	(.56)	(.58)	(.74)
Net asset value, end of period	14.90	16.59	15.64	16.05	15.83
Total Return (%)	(7.41)	9.63	.82	5.18	2.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.76	.80	.82	.76
Ratio of net expenses to average net assets	.68	.66	.73	.82	.76
Ratio of net investment income to average net assets	2.31	2.50	2.69	2.85	2.83
Portfolio Turnover Rate	15.23	4.78	14.71	8.53	15.24
Net Assets, end of period ($ x 1,000)	29,163	32,392	32,091	33,898	35,676

a Based on average shares outstanding.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Pennsylvania Fund (the “fund”) is a separate diversified series of BNY Mellon State Municipal Bond Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. The Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the

23

NOTES TO FINANCIAL STATEMENTS (continued)

services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

24

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

25

NOTES TO FINANCIAL STATEMENTS (continued)

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	100,357,053	-	100,357,053

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and

26

aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $313,507, undistributed capital gains $264,956 and unrealized depreciation $3,872,818.

27

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows: tax–exempt income $2,489,439 and $2,782,106, and long-term capital gains $866,203 and $943,500, respectively.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2022, the fund did not borrow under the Facilities.

28

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2021 through August 31, 2022, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund’s average daily net assets. On or after August 31, 2022, the Adviser may terminate this waiver agreement at any time. The reduction in management fees, pursuant to the undertaking, amounted to $117,490 during the period ended April 30, 2022.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .264% of the value of the fund’s average daily net assets.

During the period ended April 30, 2022, the Distributor retained $750 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $5,241 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $211,510 and $1,747, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of

29

NOTES TO FINANCIAL STATEMENTS (continued)

providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2022, Class Z shares were charged $0 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $26,712 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $2,843 pursuant to the custody agreement.

The fund compensates the Custodian under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2022, the fund was charged $1,337 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2022, the fund was charged $17,491 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $47,202, Distribution Plan fees of $221, Shareholder Services Plan

30

fees of $15,348, Custodian fees of $985, Chief Compliance Officer fees of $7,335 and Transfer Agent fees of $4,554, which are offset against an expense reimbursement currently in effect in the amount of $8,550.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2022, amounted to $17,606,335 and $24,569,251, respectively.

At April 30, 2022, the cost of investments for federal income tax purposes was $104,229,871; accordingly, accumulated net unrealized depreciation on investments was $3,872,818, consisting of $603,659 gross unrealized appreciation and $4,476,477 gross unrealized depreciation.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of BNY Mellon Pennsylvania Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Pennsylvania Fund (the “Fund”) (one of the funds constituting BNY Mellon State Municipal Bond Funds), including the statement of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon State Municipal Bond Funds) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 22, 2022

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during its fiscal year ended April 30, 2022 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2022 calendar year on Form 1099-DIV which will be mailed in early 2023. The fund also hereby reports $.1202 per share as a long-term capital gain distribution paid on December 23, 2021.

33

BOARD MEMBERS INFORMATION (Unaudited)
Independent Board Members

Joseph S. DiMartino (78)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 96

———————

Francine J. Bovich (70)
Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 54

———————

Peggy C. Davis (79)
Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 34

———————

Nathan Leventhal (79)
Board Member (1989)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 32

———————

34

Robin A. Melvin (58)
Board Member (2012)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-Present)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-2020); Board Member, Mentor Illinois (2013-2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-Present)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 74

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

35

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; Director–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 63 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 31 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 46 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

36

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President and Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 56 investment companies (comprised of 110 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 45 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 131 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 56 investment companies (comprised of 117 portfolios) managed by the Adviser. He is 64 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 49 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 53 years old and has been an employee of the Distributor since 1997.

37

For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0058AR0422

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $106,482 in 2021 and $108,612 in 2022.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $56,667 in 2021 and $43,651 in 2022. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2021 and $0 in 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $16,107 in 2021 and $10,027 in 2022. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2021 and $24,473 in 2022.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,402 in 2021 and $1,482 in 2022. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2021 and $0 in 2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,335,215 in 2021 and $2,423,621 in 2022.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

       Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon State Municipal Bond Funds

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 17, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 17, 2022

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)